Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020:

	2021				2020
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$366,117	$179,844	$—	$545,961	$273,584	$—	$—	$273,584
Short-term investments	—	139,785	—	139,785	—	—	—	—
Marketable equity securities	—	—	—	—	117,515	—	—	117,515
Non-marketable equity securities	—	—	3,945	3,945	—	—	4,142	4,142
Equity options	—	352,571	—	352,571	—	376,453	—	376,453
Foreign exchange forwards and options	—	11,172	—	11,172	—	11,712	—	11,712
Interest rate contracts	—	1,971	—	1,971	—	5,042	—	5,042
	$366,117	$685,343	$3,945	$1,055,405	$391,099	$393,207	$4,142	$788,448
Liabilities:
Foreign exchange forwards and options	$—	($19,250)	$—	($19,250)	$—	($45,498)	$—	($45,498)
Interest rate contracts	—	(628)	—	(628)	—	(17,409)	—	(17,409)
Equity options	—	(353,859)	—	(353,859)	—	(382,012)	—	(382,012)
Contingent consideration	—	—	(24,100)	(24,100)	—	—	(23,593)	(23,593)
	$—	($373,737)	($24,100)	($397,837)	$—	($444,919)	($23,593)	($468,512)

Summary of Activity for Liabilities with Level 3 Inputs	For contingent consideration liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2021 and 2020:

(in thousands)	2021	2020
Balance at beginning of year	($23,593)	($162,160)
Additions from acquisitions	(507)	(3,223)
Payments	—	141,790
Balance at end of year	($24,100)	($23,593)